Distillate International Fundamental Stability & Value ETF
Schedule of Investments
as of June 30, 2024 (Unaudited)

COMMON STOCKS - 97.4%	Shares	Value
Australia - 5.8%
Aristocrat Leisure, Ltd.	10,147	$337,208
BlueScope Steel, Ltd.	19,042	259,813
Computershare Ltd.	15,317	269,444
Fortescue, Ltd.	24,087	344,413
Rio Tinto Ltd.	7,221	573,884
Sonic Healthcare, Ltd.	10,534	185,024
		1,969,786

Belgium - 1.0%
UCB SA	2,279	338,779

Brazil - 2.4%
PRIO SA	40,436	319,225
TIM SA	87,004	249,525
Vibra Energia SA	70,100	264,021
		832,771

Canada - 4.7%
Canadian Natural Resources, Ltd.	12,053	429,234
CGI, Inc.(a)	3,003	299,675
Magna International, Inc.	7,272	304,697
TFI International, Inc.	2,134	309,788
Tourmaline Oil Corporation	5,964	270,447
		1,613,841

China - 9.3%
Alibaba Group Holding, Ltd.	97,400	879,512
Baidu, Inc. - Class A(a)	33,650	367,429
China Coal Energy Company, Ltd. – H-Shares	342,000	399,498
JD Health International, Inc.(a)(b)	98,000	266,734
JD.com, Inc. - Class A	33,550	443,901
Kuaishou Technology(a)(b)	59,500	351,708
NetEase, Inc.	23,700	452,605
ZEEKR Intelligent Technology Holding, Ltd. - ADR(a)	10	186
		3,161,573

Denmark - 2.2%
DSV AS	1,636	250,871
Genmab AS(a)	976	244,764
Pandora AS	1,634	246,807
		742,442

Finland - 0.9%
Neste Oyj	16,247	289,488

France - 10.4%
Bureau Veritas SA	9,759	270,476
Capgemini SE	1,342	267,091
Danone SA	5,199	318,051
Legrand SA	2,833	281,281
LVMH Moet Hennessy Louis Vuitton SE	1,328	1,015,659
Publicis Groupe SA	2,965	315,805
Teleperformance SE	3,015	317,770
Thales SA	2,081	333,433
Vinci SA	3,871	408,155
		3,527,721

Germany - 4.1%
Deutsche Boerse AG	1,600	327,699
Deutsche Post AG	9,900	400,966
Heidelberg Materials AG	3,544	367,751
Puma SE	6,443	296,031
		1,392,447

Hong Kong - 0.7%
Geely Automobile Holdings, Ltd.	214,000	240,933

Indonesia - 1.8%
Astra International Tbk PT	911,500	248,262
Telkom Indonesia Persero Tbk PT	1,815,300	346,986
		595,248

Ireland - 1.5%
Kerry Group plc - Class A	2,756	223,451
Smurfit Kappa Group plc	6,192	276,303
		499,754

Japan - 18.5%
Astellas Pharma, Inc.	31,400	310,369
Bandai Namco Holdings, Inc.	13,200	257,665
Denso Corporation	20,800	323,004
Isuzu Motors, Ltd.	21,200	280,848
Japan Tobacco, Inc.	14,000	378,416
KDDI Corporation	16,600	438,993
Konami Group Corporation	3,600	259,157
MatsukiyoCocokara & Company	16,400	235,509
MEIJI Holdings Company, Ltd.	11,700	252,314
NEC Corporation	3,600	296,419
Nexon Company, Ltd.	12,100	223,782
Niterra Company, Ltd.	7,500	217,736
Nitto Denko Corporation	3,300	260,742
Ono Pharmaceutical Company, Ltd.	14,600	199,359
Otsuka Corporation	9,900	190,233
Secom Company, Ltd.	4,500	265,675
Seven & i Holdings Company, Ltd.	26,500	322,889
Shin-Etsu Chemical Company, Ltd.	8,800	341,256
Shionogi & Company, Ltd.	5,800	226,325
Suntory Beverage & Food, Ltd.	8,100	287,372
Toyota Tsusho Corporation	15,600	303,737
Trend Micro, Inc.	4,300	174,582
Yakult Honsha Company, Ltd.	14,100	252,136
		6,298,518

Mexico - 4.0%
America Movil SAB de CV(a)	690,761	588,935
Grupo Mexico SAB de CV - Series B	68,172	368,011
Wal-Mart de Mexico SAB de CV	117,911	402,956
		1,359,902

Netherlands - 4.1%
Adyen NV(a)(b)	251	299,462
Koninklijke Ahold Delhaize NV	11,703	346,054
Stellantis NV	37,459	741,512
		1,387,028

Norway - 0.6%
Norsk Hydro ASA	35,071	219,039

Poland - 0.7%
LPP SA	59	250,820

Republic of Korea - 4.6%
Kia Corporation	5,510	517,576
Samsung SDS Company, Ltd.	2,555	275,639
SK Hynix, Inc.	4,530	778,311
		1,571,526

South Africa - 0.7%
Gold Fields, Ltd.	15,289	228,933

Sweden - 3.7%
Assa Abloy AB - Series B	10,275	290,683
Essity AB - Series B	10,841	277,827
H & M Hennes & Mauritz AB - Series B	21,133	334,550
Volvo AB - Series B	13,431	343,822
		1,246,882

Switzerland - 5.7%
Cie Financiere Richemont SA	3,069	478,998
Coca-Cola HBC AG	9,013	307,391
Roche Holding AG - ADR	25,996	901,281
Temenos AG	3,707	255,769
		1,943,439

Taiwan - 0.8%
ASE Technology Holding Company, Ltd. - ADR	24,569	280,578

Thailand - 0.8%
Advanced Info Service pcl - NVDR	45,800	260,841

United Kingdom - 8.4%
Auto Trader Group plc(b)	25,377	257,016
British American Tobacco plc - ADR	23,504	726,979
Bunzl plc	6,330	240,852
Burberry Group plc	16,528	183,398
Hargreaves Lansdown plc	18,031	258,016
Intertek Group plc	4,408	267,128
JD Sports Fashion plc	160,636	242,656
London Stock Exchange Group plc	3,542	420,878
Next plc	2,278	260,201
		2,857,124
TOTAL COMMON STOCKS (Cost $33,065,623)		33,109,413

PREFERRED STOCKS - 2.1%
Brazil - 0.8%
Companhia Paranaense de Energia – B Shares	158,200	265,449

Germany - 1.3%
Dr Ing hc F Porsche AG (b)	6,032	449,434
TOTAL PREFERRED STOCKS (Cost $831,793)		714,883

WARRANTS - 0.0%(c)	Contracts
Canada - 0.0%(c)
Constellation Software, Inc., Expiration: 03/31/2040, Exercise Price: CAD $0.00(a)(d)(e)	138	0
TOTAL WARRANTS (Cost $0)		0

SHORT-TERM INVESTMENTS - 1.6%	Shares
Money Market Funds - 1.6%
First American Government Obligations Fund - Class X, 5.23%(f)	533,320	533,320
TOTAL SHORT-TERM INVESTMENTS (Cost $533,320)		533,320

TOTAL INVESTMENTS - 101.1% (Cost $34,430,736)		$34,357,616
Liabilities in Excess of Other Assets - (1.1)%		(384,769)
NET ASSETS - 100.0%		$33,972,847

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt.
NVDR - Non-Voting Depositary Receipt.

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2024, the value of these securities total $1,624,354 or 4.8% of the Fund’s net assets.

(c)	Represents less than 0.05% of net assets.
(d) (e)
Fair value determined using significant unobservable inputs. Classified as Level 3 in the fair value hierarchy.
This security has been deemed illiquid according to the Fund’s liquidity guidelines. The value of this security is $0 or 0% of net assets.

(f)	The rate shown represents the 7-day effective yield as of June 30, 2024.

Summary of Fair Value Disclosure at June 30, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 -
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2024:

Distillate International Fundamental Stability & Value ETF

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$33,109,413	$–	$–	$33,109,413
Preferred Stocks	714,883	–	–	714,883
Warrants	–	–	0	0
Short-Term Investments	533,320	–	–	533,320
Total Assets	$34,357,616	$–	$0	$34,357,616

Refer to the Schedule of Investments for country classifications. For the period ended June 30, 2024, the Fund did not recognize any transfers to or from Level 3.